Operating revenue (Details Narrative) - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Revenue		3.22%	99.16%
Tariffs revenue	3.74%
Revenue from sanitation services			R$ 25,258,543
Annual revenue calculated rate			0.50%
Programa De Formacao Do Patrimonio Do Servidor Publico [Member]
IfrsStatementLineItems [Line Items]
Current taxes			1.65%
Pasep for financial revenues rate			0.65%
Contribuicao Para O Financiamentoda Seguridade Social [Member]
IfrsStatementLineItems [Line Items]
Current taxes			7.60%
Cofins for financial revenues rate			4.00%